U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1996
                           (expressed in U.S. dollars)
                                   (unaudited)


                                                                                           Annualized
                                                                                            Yield on
 Principal                                                                    Maturity       Date of      Value
  Amount                                                                        Date        Purchase     (Note 1)
-----------                                                                   --------     ----------  ------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (20.7%)
$15,500,000    Federal Home Loan Bank Floating Rate Notes............          9/2/97        5.290%*   $ 15,468,878
 20,000,000    Federal National Mortgage Association Floating
                 Rate Notes..........................................          6/2/99        5.320*      19,913,052
 25,000,000    Federal National Mortgage Association Floating
                 Rate Notes .........................................         9/22/99        5.320*      24,874,618
 50,250,000    Student Loan Marketing Association Floating
                 Rate Notes .........................................         1/13/99        5.430*      50,170,483
 40,000,000    U.S. Treasury Notes, 5.75% ...........................        10/31/97        5.530       40,066,981
 10,000,000    U.S. Treasury Notes, 6.625% ..........................         3/31/97        5.540       10,025,531
                                                                                                       ------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS .......                                  $160,519,543
                                                                                                       ------------
              CERTIFICATES OF DEPOSIT (62.2%)
$33,000,000      Bank of Nova Scotia - New York Branch.................       1/15/97        5.350%    $ 33,000,127
  5,000,000    Bank of Nova Scotia - New York Branch ................          8/4/97        5.630        5,013,605
 30,000,000    Bank of Tokyo-Mitsubishi Bank, Ltd. -
                 New York Branch.....................................          2/3/97        5.530       29,999,728
 30,000,000    Bankers Trust Co. - New York Branch ..................          7/7/97        6.000       30,000,000
 15,000,000    Banque Nationale de Paris - London Branch ............         1/15/97        5.370       15,000,103
  6,000,000    Banque Nationale de Paris - London Branch ............         2/14/97        5.630        6,000,072
 30,000,000    Barclays Bank, Plc. - New York Branch ................         1/21/97        5.510       30,000,166
 30,000,000    Caisse Nationale Credit Agricole - New York Branch...          1/10/97        5.460       30,000,075
 24,000,000    Canadian Imperial Bank of
                 Commerce - New York Branch..........................         1/17/97        5.370       24,000,365
  5,000,000    Commerzbank AG - London Branch .......................          7/7/97        5.800        5,003,898
 20,000,000    Dresdner Bank AG - New York Branch ...................          5/6/97        5.820       20,005,730
 30,000,000    Industrial Bank of Japan, Ltd. - New York Branch .....          1/3/97        5.610       29,999,982
  5,000,000    Industrial Bank of Japan, Ltd. - New York Branch .....          2/7/97        5.690        5,000,050
 22,000,000    Morgan Guaranty Trust - New York Branch ..............         8/12/97        5.640       22,005,048
 30,000,000    National Westminster Bank, Plc. - New York Branch ...           1/6/97        5.350       30,000,468
 15,000,000    Royal Bank of Canada - New York Branch ...............         5/15/97        5.880       14,992,076
 30,000,000    Sanwa Bank, Ltd. - New York Branch ...................         2/18/97        5.660       30,000,389
 30,000,000    Societe Generale - New York Branch ...................          2/3/97        5.390       30,000,000
 31,000,000    Sumitomo Bank, Ltd. - New York Branch ................         1/23/97        5.500       31,000,419
 30,000,000    Toronto-Dominion Bank - London Branch ................         1/24/97        5.540       30,000,191
                                                                                                       ------------
                    TOTAL CERTIFICATES OF DEPOSIT ...................                                  $451,022,492
                                                                                                       ------------

                           U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          December 31, 1996 (continued)
                           (expressed in U.S. dollars)
                                   (unaudited)


                                                                                      Annualized
                                                                                       Yield on
 Principal                                                               Maturity       Date of      Value
  Amount                                                                   Date        Purchase     (Note 1)
-----------                                                              --------     ----------  ------------
              COMMERCIAL PAPER (11.6%)
$30,000,000    CIT Group Holdings, Inc. ............................      1/2/97        5.450%    $ 29,995,483
 30,000,000    Ford Motor Credit Corp. .............................     1/17/97        5.410       29,928,267
 30,000,000    General Electric Capital Corp. ......................     1/28/97        5.460       29,878,050
 30,000,000    Prudential Funding Corp. ............................     1/13/97        5.410       29,946,200
                                                                                                  ------------
                 TOTAL COMMERCIAL PAPER ............................                              $119,748,000
                                                                                                  ------------
              REPURCHASE AGREEMENTS (4.5%)
 $15,015,958   Bankers Trust Corp....................................     1/2/97        6.000%    $ 15,015,958
                  (Agreement dated 12/31/96 collateralized by
                    $15,265,000 U.S. Treasury Notes 5.875%, due
                    11/15/99; $15,020,963 to be received
                    upon maturity)

  20,000,000   Morgan Stanley Group..................................     1/2/97        6.500       20,000,000
                  (Agreement dated 12/31/96 collateralized by
                    $20,120,000 U.S. Treasury Notes 5.00%, due
                    1/31/98; $20,007,222 to be received upon
                    maturity)
                                                                                                  ------------
                  TOTAL REPURCHASE AGREEMENTS .......................                             $ 35,015,958
                                                                                                  ------------


TOTAL INVESTMENTS, AT AMORTIZED COST .............................................       99.0%    $766,305,993
OTHER ASSETS IN EXCESS OF LIABILITIES ............................................        1.0        7,451,614
                                                                                        -----     ------------
NET ASSETS  ......................................................................      100.0%    $773,757,607
                                                                                        =====     ============

----------
* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The interest rate shown represents the December 31, 1996 coupon rate.



                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1996
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
      Investments, at amortized cost and value (Note 1)........     $766,305,993
      Interest receivable......................................        7,748,536
      Deferred organization expenses (Note 1)..................           48,277
                                                                    ------------
             Total Assets .....................................      774,102,806
                                                                    ------------
LIABILITIES:
      Payables for:
        Investment advisory fee (Note 2).......................          107,630
        Custodian fee..........................................           53,245
        Administrative fee (Note 2)............................           25,114
        Trustees' fee (Note 2).................................            2,250
        Accrued expenses and other liabilities.................          156,960
                                                                    ------------
             Total Liabilities ................................          345,199
                                                                    ------------

NET ASSETS ....................................................     $773,757,607
                                                                    ============
Net Assets Consist of:
      Paid-in capital..........................................     $773,757,607
                                                                    ============



                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1996
                           (expressed in U.S. dollars)
                                   (unaudited)

NET INVESTMENT INCOME:
      Income:
         Interest..............................................     $ 21,835,380
                                                                    ------------
      Expenses:
         Investment advisory fee (Note 2)......................          600,601
         Administrative fee (Note 2)...........................          140,140
         Custodian fee.........................................          106,665
         Trustees' fees and expenses (Note 2)..................           13,500
         Amortization of organization expenses (Note 1)........            8,600
         Miscellaneous expenses................................           71,180
                                                                    ------------
             Total Expenses ...................................          940,686
                                                                    ------------

NET INVESTMENT INCOME .........................................     $ 20,894,694
                                                                    ============



                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)



                                                                             For the
                                                                        six months ended           For the
                                                                        December 31, 1996        year ended
                                                                           (unaudited)          June 30, 1996
                                                                        -----------------     -----------------
INCREASE IN NET ASSETS:
From Investment Activities:
    Net investment income..............................................    $  20,894,694          $ 39,274,777
                                                                           -------------          ------------
Capital Transactions:
    Proceeds from contributions........................................      491,612,565           932,761,626
    Value of withdrawals...............................................     (503,226,274)         (832,670,530)
                                                                           -------------          ------------
        Net (decrease) increase in net assets resulting
            from capital transactions..................................      (11,613,709)          100,091,096
                                                                           -------------          ------------

    Net increase in net assets.........................................        9,280,985           139,365,873

NET ASSETS:
    Beginning of period................................................      764,476,622           625,110,749
                                                                           -------------          ------------
    End of period .....................................................    $ 773,757,607         $ 764,476,622
                                                                           =============         =============



                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                                               For the period
                                                           For the                            October 31, 1994
                                                      six months ended         For the        (commencement of
                                                      December 31, 1996      year ended        operations) to
                                                         (unaudited)        June 30, 1996       June 30, 1995
                                                      -----------------     ------------      ----------------
Ratios/Supplemental Data:
    Net assets, end of period (000's omitted)........     $773,758             $764,477           $625,111
    Ratio of expenses to average net assets..........         0.23%(1)             0.24%              0.25%(1)
    Ratio of net investment income to average
        net assets   ................................         5.22%(1)             5.45%              5.62%(1)

----------
(1)  Annualized.

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)
                                   (unaudited)


      1. Organization and Accounting Policies. The U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

          B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

          C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 1996, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

          D. Repurchase Agreements. The Portfolio at all times maintains possession of securities collateralizing repurchase agreements.
     Additionally, the Portfolio monitors the value of such securities, including accrued interest, to ensure the collateral at least equals 100% of the value of the repurchase agreement.

          E. Deferred Organization Expenses. Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five year period.

          F. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Portfolio's average daily net assets. For the six months ended December 31, 1996, the Portfolio incurred $600,601 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Ltd. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average net assets. The Administrator has a subadministration agreement with Signature Financial Group

                           U.S. MONEY MARKET PORTFOLIO

                           (expressed in U.S. dollars)
                                   (unaudited)


(Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1996, the Portfolio incurred $140,140 for administrative services.

      Trustees' Fees. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the six months ended December 31, 1996, the Portfolio incurred $13,500 for Trustees' fees and expenses.

      3. Investment Transactions. Purchases, and maturities and sales, of money market instruments, excluding securities subject to repurchase agreements, aggregated $491,814,992 and $503,428,701, respectively, for the six months ended December 31, 1996.